Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions
Schedule of key management compensation

	For the three months		For the six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021
Salaries, other short-term employee benefits and post-employment benefits	482,228	516,146	922,664	793,077
Consulting fees	77,883	63,077	123,707	121,854
Share-based compensation	556,724	266,916	1,822,104	421,221
Total	1,116,835	846,139	2,868,475	1,336,152